ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	6 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES OF COMPANY

Details of the subsidiaries of the Company as of March 31, 2022 were set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Bon Natural Life	December 11, 2019	Cayman Islands	Parent, 100%	Investment holding

Tea Essence	January 9, 2020	Hong Kong	100%	Investment holding

Xi’an CMIT	April 9, 2020	Xi.an City, PRC	100%	WFOE, Investment holding

Xi’an Youpincui	September 8, 2021	Xi.an City, PRC	100%	WFOE, Investment holding

PRC Subsidiaries:
Xi’an App- Chem Bio (Tech)	April 23, 2006	Xi’an City, PRC	100% owned by WFOEs	General administration and sales of the Company’s products to customers
Bon Operating Companies (owned by Xi’an App-Chem)
App-Chem Health	April 17, 2006	Tongchuan City, PRC	100% owned by Xi’an App-Chem	Registered owner of land with an area of 12,904.5 square meters, no other business activities
App-Chem Ag-tech	April 19, 2013	Dali County, PRC	100% owned by Xi’an App-Chem	Product manufacturing
Xi’an YH	September 15, 2009	Xi.an City, PRC	100% owned by Xi’an App-Chem	Research and development of product
App-Chem Guangzhou	April 27, 2018	Guangzhou City, PRC	100% owned by Xi’an App-Chem	Raw material purchase
Tongchuan DT	May 22, 2017	Tongchuan City, PRC	100% owned by Xi’an App-Chem	Product manufacturing
Xi’an DT	April 24, 2015	Xi’an City, PRC	75% owned by Xi’an App-Chem	Research and development of product
Tianjin YHX	September 16, 2019	Tianjin City, PRC	51% owned by Xi’an App-Chem	Raw material purchase
Gansu BMK	March 11, 2020	Jiuquan City, PRC	100% owned by Xi’an App-Chem	Product manufacturing